Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt
Debt

On June 7, 2013, we entered into a $250 million senior unsecured revolving credit agreement (Credit Agreement) with a syndicate of financial institutions, which became effective upon the closing of the Offering on July 26, 2013. We have the option to increase the overall capacity of the Credit Agreement by up to an additional $250 million, subject to, among other things, the consent of the existing lenders whose commitments would be increased or any additional lenders providing such additional capacity. The Credit Agreement has an initial five-year term beginning on the day we entered into the Credit Agreement, and we have the option to extend for two additional one-year terms, subject to certain conditions, including the consent of the lenders holding the majority of the commitments and each lender extending its individual commitment. The Credit Agreement includes sub-facilities for swingline loans and letters of credit.

Outstanding borrowings under the Credit Agreement will bear interest, at our option, at either: (a) the Eurodollar rate in effect from time to time plus the applicable margin; or (b) the base rate (as described in the Credit Agreement) plus the applicable margin. The Credit Agreement also provides for customary fees, including administrative agent fees and commitment fees. Commitment fees began to accrue beginning on the date we entered into the Credit Agreement. Prior to our obtaining credit ratings, if ever, the pricing levels for the commitment fee and interest-rate margins will be based on our ratio of total debt to EBITDA (as described in the Credit Agreement) for the prior four fiscal quarters. After we obtain credit ratings, if ever, the pricing levels will be based on our credit ratings in effect from time to time. The Credit Agreement contains representations and warranties, affirmative and negative covenants and events of default that we consider to be customary for an agreement of this type, including a covenant that requires us to maintain a ratio of total debt to EBITDA for the prior four fiscal quarters of not greater than 5.0 to 1.0 as of the last day of each fiscal quarter (5.5 to 1.0 during the specified period following certain acquisitions). If an event of default occurs under the Credit Agreement and is continuing, the lenders may terminate their commitments and declare the amount of all outstanding borrowings, together with accrued interest and all fees, to be immediately due and payable. Among other things and until such time as we have an investment grade rating, we would not be able to make any cash distributions to our unitholders for so long as an event of default is continuing. As of December 31, 2013, no amount had been drawn under the Credit Agreement.